Purchase Consideration (Parenthetical) (Detail) - CNY (¥) ¥ in Thousands						1 Months Ended	12 Months Ended
		Aug. 10, 2014	[1]	May. 31, 2014	[3]	Apr. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Business acquisition, cash consideration								¥ (137,445)
Dermot Entities
Business Acquisition [Line Items]
Business acquisition, cash consideration		¥ 598,500						598,500
Other acquisitions
Business Acquisition [Line Items]
Business acquisition, cash consideration	[2]							49,554
Fair value of contingent consideration in shares reclassified to additional paid in capital							¥ 4,543
Business acquisition, shares issued							225,262
Aipu Group
Business Acquisition [Line Items]
Business acquisition, cash consideration				¥ 700,000				¥ 700,000
American Depository Shares
Business Acquisition [Line Items]
Business acquisition, shares issued							146,372	0	840,114
American Depository Shares | Dermot Entities
Business Acquisition [Line Items]
Fair value of contingent consideration in shares reclassified to additional paid in capital						¥ 210,000
Business acquisition, shares issued						1,923,556

[1]	RMB 598,500 of the above cash consideration was paid in 2014.
[2]	RMB49,554 of the above cash consideration was paid in 2014.
[3]	RMB700,000 of the above cash consideration was paid in 2014.